Income taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Net increase in valuation allowance	$ 3,200,000
Accrued interest or penalties related to uncertain tax positions	0	$ 0
U.K.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,500,000
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	68,800,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,000,000
Research and Development Credits
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	600,000
U.S. Alternative Minimum Tax Credits
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	$ 100,000